Lease obligations	6 Months Ended
Jun. 30, 2025
Lease Obligations
Lease obligations

10. Lease obligations:

The following table presents the contractual undiscounted cash flows for lease obligations which require the following payments for each period ending June 30:

2026	227
2027	35
2028	17
2029	19
2030	12
$310

Intermap Technologies corporation

Notes to Condensed Consolidated Interim Financial Statements

(In thousands of United States dollars, except per share information)

(Unaudited)

For the three and six months ended June 30, 2025 and 2024

The following table presents payments for lease obligations:

	For the three months		For the six months
	ended June 30,		ended June 30,
	2025	2024	2025	2024

Principal payments	$86	$88	$172	$186
Interest payments	11	5	23	12
Short-term lease payments	63	63	124	137
	$160	$156	$319	$335

The Company also has contractual undiscounted cash flows for short-term and low-value operating leases for equipment and maintenance that are not on the statements of financial position which require the payments of $336 for the twelve months ending June 30, 2026.